Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
CIK	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2023
Prospectus Date	rr_ProspectusDate	Jun. 19, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Sustainable Municipal Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTBAX
JPMorgan Sustainable Municipal Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMICX
JPMorgan Sustainable Municipal Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLTAX
JPMorgan Sustainable Municipal Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLTZX
JPMorgan Short-Intermediate Municipal Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSTAX
JPMorgan Short-Intermediate Municipal Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STMCX
JPMorgan Short-Intermediate Municipal Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIMIX
JPMorgan Short-Intermediate Municipal Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGUIX
JPMorgan Tax Free Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBAX
JPMorgan Tax Free Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTFCX
JPMorgan Tax Free Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBIX
JPMorgan Tax Free Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUNFX